Nature of Business	12 Months Ended
Dec. 31, 2021
Nature of Business
Nature of Business

Note 1 – Nature of Business

Solid Power, Inc. (the “Company”), headquartered in Louisville, Colorado, is developing all-solid-state battery cell technology primarily for the electric vehicle market. The Company's planned business model is to license its all-solid-state battery cell designs and manufacturing know-how to top tier battery manufacturers or automotive original equipment manufacturers and to sell its sulfide-based solid electrolyte for incorporation into all-solid-state battery cells. As of December 31, 2021, and 2020, the Company has not derived material revenue from its principal business activities.

On December 8, 2021 (the “Closing Date”), the Company (f/k/a Decarbonization Plus Acquisition Corporation III (“DCRC”)) consummated its previously announced business combination pursuant to the Business Combination Agreement and Plan of Reorganization, dated June 15, 2021 (as amended, the “Business Combination Agreement”), among the Company, DCRC Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of DCRC (“Merger Sub”), and Solid Power Operating, Inc., a Colorado corporation (f/k/a Solid Power, Inc., “Legacy Solid Power”). Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into Legacy Solid Power, with Legacy Solid Power surviving the merger as a wholly owned subsidiary of the Company (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). See Notes 2 and 3.